Revision of Prior Period Financial Statements (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Additional paid-in-capital
Retained earnings	(1,725,987)	(1,285,384)
Total stockholders' equity	$ (1,725,836)	(1,285,233)	$ 22,795
Previously Reported [Member]
Common stock subject to redemption		44,130,580
Common stock, $0.001 par value		225
Additional paid-in-capital		5,000,557
Retained earnings		(780)
Total stockholders' equity		5,000,002
Revision of Prior Period, Adjustment [Member]
Common stock subject to redemption		5,869,420
Common stock, $0.001 par value		(59)
Additional paid-in-capital		(5,000,557)
Retained earnings		(868,804)
Total stockholders' equity		(5,869,420)
As Adjusted [Member]
Common stock subject to redemption		50,000,000
Common stock, $0.001 par value		166
Additional paid-in-capital
Retained earnings		(869,584)
Total stockholders' equity		$ (869,418)